Income Taxes - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Taxable income	¥ 107,365,000		¥ 89,224,000	¥ 169,020,000
Income before income tax expenses			356,894,000	676,081,000
Income tax expenses	59,297,000	$ 8,479	1,300,000	25,166,000
Income tax benefit/expenses if the tax holidays granted to Wuhan Shangde were not available	¥ 61,607,000		¥ (5,938,000)	¥ 21,967,000
Basic | (per share)	¥ 54.28	$ 7.76	¥ 50.12	¥ 92.88
Diluted | (per share)	¥ 54.28	$ 7.76	¥ 50.12	¥ 92.88
Uncertain tax positions	¥ 0		¥ 0	¥ 0
PRC income tax rate	25.00%	25.00%
Income tax rate	0.00%	0.00%
Accrued withholding tax expenses	¥ 2,672,000		¥ 3,695,000
Wuhan Shangde Online Education Technology Co., Ltd. ("Wuhan Shangde")
Income Taxes [Line Items]
Basic | ¥ / shares	¥ 53.93		¥ 51.18	¥ 93.34
Wuhan Zhibo
Income Taxes [Line Items]
Declared cash dividends	¥ 38,000,000
Sunlands HK
Income Taxes [Line Items]
Payment of dividends withholding tax	¥ 1,904,000
Maximum
Income Taxes [Line Items]
Payment of dividends withholding tax, percentage	10.00%	10.00%
Minimum
Income Taxes [Line Items]
Payment of dividends withholding tax, percentage	5.00%	5.00%
Income tax rate	25.00%	25.00%
Singapore
Income Taxes [Line Items]
Statutory income tax rate	17.00%	17.00%
Singapore | For First SGD$10,000 Taxable Income
Income Taxes [Line Items]
Statutory income tax rate	75.00%	75.00%
Singapore | For Next SGD$190,000 Taxable Income
Income Taxes [Line Items]
Statutory income tax rate	50.00%	50.00%
Hong Kong
Income Taxes [Line Items]
Income tax expenses	¥ 0		¥ 0	¥ 0
Hong Kong | For the First 2 Million Profits
Income Taxes [Line Items]
Statutory income tax rate	8.25%	8.25%
Hong Kong | For the Remaining Profits
Income Taxes [Line Items]
Statutory income tax rate	16.50%	16.50%
China
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Income before income tax expenses	¥ 429,458,000
Income tax expenses	¥ 59,297,000
China | subsidiaries and the Variable Interest Entities
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Operating loss carryforwards	¥ 1,377,602,000
Expiration start date	Dec. 31, 2026	Dec. 31, 2026
Expiration end date	Dec. 31, 2030	Dec. 31, 2030
China | Tax Bureau in Guangdong
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Exempted income tax rate	40.00%	40.00%
Tax exemption approved start period	2018	2018
Tax exemption approved end period	2035	2035
China | Qingyuan Qisi Information Technology Consulting Co., Ltd ("Qingyuan Qisi")
Income Taxes [Line Items]
Statutory income tax rate	15.00%	15.00%
Preferential tax rate description	Qingyuan Qisi Information Technology Consulting Co., Ltd. ("Qingyuan Qisi"), located in the region, enjoyed a preferential income tax rate of 15% in 2025 and will enjoy a rate of 15% from 2026 to 2035.	Qingyuan Qisi Information Technology Consulting Co., Ltd. ("Qingyuan Qisi"), located in the region, enjoyed a preferential income tax rate of 15% in 2025 and will enjoy a rate of 15% from 2026 to 2035.
Preferential tax rate	15.00%	15.00%
Preferential tax exemption approved start year	2026	2026
Preferential tax exemption approved end year	2035	2035
China | Chinese Mainland Operations
Income Taxes [Line Items]
Income before income tax expenses	¥ 417,123,000
China | Non-Chinese Mainland Operations
Income Taxes [Line Items]
Income before income tax expenses	12,335,000
China | Chinese Mainland
Income Taxes [Line Items]
Income tax expenses	51,810,000
Current tax expenses	51,736,000
Deferred tax expenses	7,561,000
China | Outside Chinese Mainland
Income Taxes [Line Items]
Income tax expenses	¥ 7,487,000